Property and Equipment - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2014 USD ($) Passenger	Nov. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($) Passenger	Mar. 31, 2016 USD ($) Passenger
Property, Plant and Equipment [Line Items]
Capitalized interest, primarily on ships under construction		$ 26	$ 22	$ 21
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses		$ 963	$ 1,000	$ 936
Pacific Pearl
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger					1,550
Costa Celebration
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger				1,490
Ocean Princess
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger				670
Total gain on sale-lease back				$ 24
Recognized gain on sale-lease back transaction				14
Financing provided to buyer				$ 66
Remaining gain to be recognized					$ 10
Grand Holiday
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger				1,440
Costa Voyager
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger	830
Gain (Loss) on Disposition of Property Plant Equipment	$ 37